                      SUPPLEMENT DATED JANUARY 8, 2010 TO

                      PROSPECTUS DATED JULY 20, 2009 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR RETIREREADY/SM/ ONE VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

A. INTRODUCTION

The first sentence in the second paragraph on page 1 of the prospectus is deleted and replaced with the following:

   This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 2 (the "Separate Account") and our Guarantee Account that you should know before investing.

B. FEE TABLES AND EXAMPLES

1. The Maximum Annual Portfolio Operating Expenses (before fee waivers or reimbursements), in the "ANNUAL PORTFOLIO EXPENSES" table on page 10 of the prospectus, should be 7.87%, not 7.97%.

2. On page 11 of the prospectus, the second set of Examples, which assume the contract owner decides to annuitize the contract, are deleted and replaced with the following:

NO SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR          3 YEARS    5 YEARS    10YEARS
------          -------    -------    -------
$1,270          $3,752     $5,940     $10,294

FOUR-YEAR SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR          3 YEARS    5 YEARS    10YEARS
------          -------    -------    -------
$1,265          $3,741     $5,925     $10,280

SEVEN-YEAR SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR         3 YEARS     5 YEARS    10YEARS
------         -------     -------    -------
$1,242         $3,685      $5,851     $10,210

48928 SUPPC 01/08/10

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C. SYNOPSIS--LIVING BENEFIT RIDER OPTIONS

In the "SYNOPSIS" section of the prospectus, the following two sentences are added to the Income Protector discussion in the "LIVING BENEFIT RIDER OPTIONS" provision on page 15:

   Under certain circumstances, the benefit provided under Income Protector may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit.

In the "SYNOPSIS" section of the prospectus, the following sentence is added to the Guaranteed Income Advantage discussion in the "LIVING BENEFIT RIDER OPTIONS" provision on page 15:

   If income payments have not begun and you terminate the contract, you will lose your benefit.

D. INCOME PROTECTOR

1. UPDATED DISCLOSURE

The following disclosure is added in the introductory discussion of Income Protector, which is on pages 46 and 47 of your prospectus in the "INCOME PROTECTOR" section.

   Income Protector is designed for an investor seeking a minimum lifetime income benefit, with upside potential, and who is comfortable with certain investment restrictions and withdrawal limits. Investors that may need annual income greater than the calculated Withdrawal Limit or who cannot adhere to the stated investment restrictions should carefully consider whether Income Protector is an appropriate investment choice. In addition, investors that have significant assets, and who are unconcerned with depleting those assets in retirement, may also want to consider other options. Investors should read the contract and prospectus carefully and should consult with a financial and tax adviser before purchasing the contract and any rider.

   THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE SEVENTH CONTRACT ANNIVERSARY. IN ADDITION, IF, AFTER A WITHDRAWAL, (I) YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR IF YOUR CONTRACT VALUE IS LESS THAN OR EQUAL TO 13/12 MULTIPLIED BY THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

   THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE SEVENTH CONTRACT ANNIVERSARY.

2. UPDATED WITHDRAWAL FACTOR PERCENTAGES EFFECTIVE JANUARY 19, 2010

The Company has decided to improve certain of the Withdrawal Factor percentages for Income Protector. The Withdrawal Factor is used to establish the Withdrawal Limit for benefits provided under Income Protector. The Withdrawal Limit is the total amount you may withdraw in a Benefit Year without reducing the benefit provided under Income Protector. The new Withdrawal Factor percentages will be effective January 19, 2010. The old and new Withdrawal Factor percentages are provided in the tables below. The disclosure on page 48 of the prospectus, under the heading, "WITHDRAWAL LIMIT," is revised accordingly.

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   The Withdrawal Factor Percentages effective before January 19, 2010, were as follows:

                         AGE OF     SINGLE     JOINT
                        YOUNGER    ANNUITANT  ANNUITANT
                        ANNUITANT  CONTRACT   CONTRACT
                        --------------------------------
                         50-54       3.0%       2.5%
                         55-59       4.0%       3.5%
                         60-64       4.5%       4.0%
                         65-74       5.0%       4.5%
                         75-79       6.0%       5.5%
                          80+        7.0%       6.5%
                        --------------------------------

   The Withdrawal Factor Percentages effective on and after January 19, 2010, are as follows:

                         AGE OF     SINGLE     JOINT
                        YOUNGER    ANNUITANT  ANNUITANT
                        ANNUITANT  CONTRACT   CONTRACT
                        --------------------------------
                         50-54       3.0%      2.75%
                         55-59       4.0%      3.75%
                         60-64       4.5%      4.25%
                         65-69       5.0%      4.75%
                         70-74       5.5%      5.25%
                         75-79       6.0%      5.75%
                          80+        7.0%      6.75%
                        --------------------------------

E. THE DEATH BENEFIT

1. THE ANNUAL STEP-UP DEATH BENEFIT RIDER

The following disclosure will be added in the introductory discussion of the Annual Step-Up Death Benefit Rider on page 59 of the prospectus:

   The Annual Step-Up Death Benefit Rider is designed for an investor seeking to provide his or her beneficiaries with a death benefit that has an opportunity for upside potential. Because withdrawals from a contract can reduce the death benefit, investors that want liquidity and intend to take withdrawals from the contract should carefully consider whether the Annual Step-Up Death Benefit Rider is an appropriate investment choice. In addition, since the Basic Death Benefit is available to contract owners at no additional charge, investors that are satisfied with a death benefit equal to the greater of purchase payments minus withdrawals or Contract Value, or who do not want to pay for an additional death benefit feature, should carefully consider whether the Annual Step-Up Death Benefit Rider is an appropriate investment choice. Investors should read the contract and prospectus carefully and should consult with a financial and tax adviser before purchasing the contract and any rider.

2. THE ROLLUP DEATH BENEFIT RIDER

The following disclosure will be added in the introductory discussion of the Rollup Death Benefit Rider on page 60 of the prospectus:

   The Rollup Death Benefit Rider is designed for an investor seeking to provide his or her beneficiaries with a death benefit that increases according to a specified annual rate. Because withdrawals from a contract can reduce the death benefit, investors that want liquidity and intend to take withdrawals from the contract should carefully consider whether the Rollup Death Benefit Rider is an appropriate investment choice. In addition, since the Basic Death Benefit is available to contract owners at no additional charge, investors that are satisfied with a death benefit equal to the greater of purchase payments minus withdrawals or Contract Value, or who do not want to pay for an additional death benefit feature, should carefully consider whether the Rollup Death Benefit Rider is an appropriate investment choice. Investors should read the contract and prospectus carefully and should consult with a financial and tax adviser before purchasing the contract and any rider.

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



3. THE EARNINGS PROTECTOR DEATH BENEFIT RIDER

The following disclosure will be added in the introductory discussion of the Earnings Protector Death Benefit Rider on page 62 of the prospectus:

   The Earnings Protector Death Benefit Rider is designed for an investor seeking to provide his or her beneficiaries with a death benefit that has an opportunity for upside potential. Because withdrawals from a contract can reduce the death benefit, investors that want liquidity and intend to take withdrawals from the contract should carefully consider whether the Earnings Protector Death Benefit Rider is an appropriate investment choice. In addition, since the Basic Death Benefit is available to contract owners at no additional charge, investors that are satisfied with a death benefit equal to the greater of purchase payments minus withdrawals or Contract Value, or who do not want to pay for an additional death benefit feature, should carefully consider whether the Earnings Protector Death Benefit Rider is an appropriate investment choice. Investors should read the contract and prospectus carefully and should consult with a financial and tax adviser before purchasing the contract and any rider.

The prospectus is revised accordingly.

                                      4